Leases - Summary of Movements in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Lease Liabilities [Abstract]
Balance at beginning of period	$ 16,743	$ 13,059
Changes In Lease Liabilities [Abstract]
Additions	2,249	5,441
Cash outflows (principle and interest)	(3,361)	(2,316)
Non-cash interest	545	422
Currency translation effects	2,425	137
Balance at end of period	$ 18,601	$ 16,743